Investments (Schedule Of Available-For-Sale Securities Investments Results)(Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost	$ 8,260,000	$ 10,888,000
Available-for-sales securities, gross unrealized gains	16,500,000	6,520,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities	24,760,000	17,408,000
Deferred taxes on unrealized holdings gains	6,600,000	2,608,000
Unrealized gains recorded in equity, net of deferred tax	9,900,000	3,912,000
Cement Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost	4,190,000	5,985,000
Available-for-sales securities, gross unrealized gains	8,290,000	2,765,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities	12,480,000	8,750,000
General Buiding Materials Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost	3,600,000	3,819,000
Available-for-sales securities, gross unrealized gains	2,150,000	765,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities	5,750,000	4,584,000
Oil And Gas Refining And Marketing Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost	470,000	782,000
Available-for-sales securities, gross unrealized gains	6,060,000	2,850,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities	6,530,000	3,632,000
Residential Construction Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale equity securities, amoritzed cost		302,000
Available-for-sales securities, gross unrealized gains		140,000
Available-for-sale securities, gross unrealized losses		0
Available-for-sale securities		$ 442,000